Loans - Average Recorded Investment and Interest Income Recognized on Loans Individually Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 73,712	$ 112,315	$ 137,339
Average recorded investment	92,614	124,089	164,164
Interest income recognized	2,678	2,640	2,813
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	19,106	20,727	22,587
Average recorded investment	19,518	20,523	35,305
Interest income recognized	360	412	529
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	21,989	41,822	44,278
Average recorded investment	31,945	41,426	44,541
Interest income recognized	1,027	1,151	968
SEPH commercial land and development
Financing Receivable, Impaired [Line Items]
Recorded investment	2,078	4,777	13,260
Average recorded investment	3,658	8,723	17,277
Interest income recognized	146
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	5,609	10,782	21,574
Average recorded investment	8,784	17,829	27,774
Interest income recognized	61	616	818
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	24,930	33,408	35,622
Average recorded investment	28,306	34,972	39,248
Interest income recognized	1,084	461	497
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment		799	18
Average recorded investment	403	616	19
Interest income recognized			$ 1